Offerings	Feb. 04, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Non-Convertible Debt
Security Class Title	Floating Rate Notes due 2028
Amount Registered | shares	594,250,000
Maximum Aggregate Offering Price	$ 594,250,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 82,065.93
Offering Note	The registration fee is calculated in accordance with Rule 457(o) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). This "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in the registrant's Registration Statement on Form S-3 (File No. 333-277003) in accordance with Rules 456(b) and 457(r) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Non-Convertible Debt
Security Class Title	3.300% Senior Notes due 2034
Amount Registered | shares	772,525,000
Maximum Aggregate Offering Price	$ 772,308,693.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 106,655.83
Offering Note	Refer to note 1
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Non-Convertible Debt
Security Class Title	3.700% Senior Notes due 2038
Amount Registered | shares	1,010,225,000
Maximum Aggregate Offering Price	$ 1,009,063,242.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 139,351.63
Offering Note	Refer to note 1
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Non-Convertible Debt
Security Class Title	4.150% Senior Notes due 2047
Amount Registered | shares	594,250,000
Maximum Aggregate Offering Price	$ 590,322,008.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 81,523.47
Offering Note	Refer to note 1